Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade receivables	$ 2	$ 1,898
Trade payables	$ 3,180	$ 8,131